Putnam Core Bond Fund
The fund's portfolio
1/31/25 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (30.8%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (12.3%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 9/20/53 to 11/20/53	$2,625,517	$2,737,684
6.00%, TBA, 2/1/55	42,000,000	42,360,938
6.00%, with due dates from 2/20/53 to 12/20/54	6,602,579	6,727,923
5.50%, TBA, 2/1/55	7,000,000	6,950,781
5.50%, with due dates from 5/20/49 to 7/20/53	2,386,926	2,399,501
5.00%, TBA, 2/1/55	18,000,000	17,493,750
5.00%, with due dates from 5/20/49 to 8/20/53	971,887	949,806
4.50%, TBA, 2/1/55	7,000,000	6,620,469
4.00%, TBA, 2/1/55	1,000,000	920,938
4.00%, with due dates from 6/20/49 to 1/20/51	4,209,870	3,920,667
3.50%, TBA, 2/1/55	8,000,000	7,159,375
3.50%, with due dates from 10/20/49 to 11/20/49	69,156	61,186
3.00%, with due dates from 6/20/50 to 1/20/54	6,627,508	5,774,661
2.50%, TBA, 2/1/55	12,000,000	10,034,706
2.00%, TBA, 2/1/54	17,000,000	13,618,594

		127,730,979
U.S. Government Agency Mortgage Obligations (18.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	44,368	45,595
6.00%, 5/1/53	1,090,695	1,109,398
5.50%, with due dates from 7/1/49 to 11/1/53	4,225,957	4,221,282
4.50%, 2/1/53	294,346	277,665
4.00%, 4/1/52	830,870	761,689
3.50%, 7/1/52	9,022,097	7,997,715
3.00%, with due dates from 8/1/50 to 3/1/52	2,478,081	2,144,153
2.50%, with due dates from 10/1/50 to 4/1/52	6,602,719	5,485,013
2.00%, with due dates from 3/1/51 to 1/1/52	3,929,664	3,071,386
2.00%, 9/1/35	630,643	565,393
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 7/1/54	1,692,665	1,741,446
6.00%, with due dates from 4/1/53 to 10/1/53	2,751,805	2,805,657
5.50%, with due dates from 4/1/50 to 11/1/53	8,951,290	8,929,926
5.00%, with due dates from 1/1/49 to 8/1/49	66,686	65,462
4.50%, with due dates from 1/1/53 to 5/1/53	2,525,501	2,382,506
4.00%, with due dates from 5/1/52 to 5/1/53	2,689,577	2,468,068
3.50%, with due dates from 7/1/50 to 4/1/52	5,092,440	4,538,911
3.00%, with due dates from 9/1/50 to 4/1/51	1,762,082	1,517,757
2.50%, with due dates from 3/1/51 to 3/1/52	2,344,713	1,944,660
2.00%, with due dates from 9/1/50 to 3/1/52	10,010,902	7,880,139
2.00%, 3/1/37	2,570,662	2,301,034
1.50%, 9/1/51	1,714,905	1,269,894
1.50%, 11/1/41	1,077,005	877,369
Uniform Mortgage-Backed Securities
6.50%, TBA, 2/1/55	8,000,000	8,202,809
6.00%, TBA, 2/1/55	15,000,000	15,104,259
5.50%, TBA, 2/1/55	7,000,000	6,913,965
5.00%, TBA, 2/1/55	17,000,000	16,417,670
4.50%, TBA, 2/1/55	9,000,000	8,470,547
4.00%, TBA, 2/1/55	5,000,000	4,572,656
3.00%, TBA, 2/1/55	16,000,000	13,609,142
3.00%, TBA, 2/1/40	1,000,000	932,672
2.50%, TBA, 2/1/55	33,000,000	26,899,347
2.50%, TBA, 2/1/40	2,000,000	1,820,779
2.00%, TBA, 2/1/55	29,000,000	22,579,219
1.50%, TBA, 2/1/40	2,000,000	1,728,962

		191,654,145

Total U.S. government and agency mortgage obligations (cost $318,378,848)		$319,385,124

U.S. TREASURY OBLIGATIONS (29.5%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.375%, 11/15/48	$24,390,000	$19,125,666
3.00%, 2/15/49	27,040,000	19,739,200
2.875%, 5/15/52	18,360,000	12,843,394
2.875%, 5/15/49	10,690,000	7,600,966
2.75%, 8/15/42	10,370,000	7,822,464
2.375%, 2/15/42	20,000	14,311
2.25%, 2/15/52	38,130,000	23,140,888
2.00%, 11/15/41	10,000	6,757
U.S. Treasury Notes
4.625%, 4/30/31(i)	130,000	131,820
4.00%, 2/15/34	86,840,000	83,459,685
3.375%, 5/15/33	790,000	728,837
3.25%, 6/30/27(i)	228,000	223,745
1.875%, 2/28/29	34,150,000	31,073,832
1.50%, 11/30/28	12,680,000	11,440,976
1.25%, 9/30/28	15,830,000	14,215,464
1.125%, 8/31/28	66,060,000	59,208,855
1.00%, 7/31/28	7,800,000	6,979,172
0.875%, 6/30/26	6,070,000	5,796,139
0.75%, 4/30/26	2,520,000	2,415,509

Total U.S. treasury obligations (cost $313,757,962)		$305,967,680

CORPORATE BONDS AND NOTES (28.9%)(a)
	Principal amount	Value
Basic materials (0.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	$1,150,000	$1,182,610
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	365,000	371,984
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	216,000	191,282
DuPont de Nemours, Inc. sr. unsec. unsub. bonds 5.419%, 11/15/48	1,192,000	1,189,391
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	296,000	295,676
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	936,000	937,386
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.375%, 10/6/30	422,000	444,760
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	396,000	345,520
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	1,585,000	1,501,603
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	185,000	176,968
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	90,000	88,333
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	77,000	65,691
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	160,000	155,796
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	103,000	116,942

		7,063,942
Capital goods (1.6%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	350,000	338,960
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	745,000	748,937
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	409,000	385,295
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	730,000	491,307
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	1,633,000	1,465,636
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27	1,183,000	1,132,651
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	690,000	672,345
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54	333,000	357,685
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	389,000	411,119
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	60,000	62,445
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	39,000	40,017
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	943,000	976,073
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	915,000	949,636
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	500,000	527,190
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,219,000	1,137,673
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	765,000	780,178
Regal Rexnord Corp. company guaranty sr. unsec. unsub. notes 6.05%, 4/15/28	2,580,000	2,631,853
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,095,000	1,102,861
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	481,000	477,982
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,948,000	1,908,501
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	397,000	400,428

		16,998,772
Communication services (1.7%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	1,670,000	1,451,600
American Tower Corp. sr. unsec. notes 5.50%, 3/15/28(R)	225,000	228,851
American Tower Corp. sr. unsec. notes 3.95%, 3/15/29(R)	925,000	888,490
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	481,000	434,890
American Tower Corp. sr. unsec. sub. notes 3.80%, 8/15/29(R)	600,000	569,128
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	430,000	422,195
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	430,000	422,144
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	2,361,000	1,906,711
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	59,000	44,454
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	33,000	32,984
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	125,000	121,131
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	505,000	490,237
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)	2,145,000	2,133,108
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	760,000	701,421
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	740,000	736,393
Rogers Communications, Inc. company guaranty sr. unsec. unsub. bonds 4.30%, 2/15/48 (Canada)	90,000	69,635
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	2,653,000	2,380,581
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	265,000	281,328
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,577,000	1,545,145
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	460,000	431,333
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.05%, 2/15/28	595,000	548,937
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	1,438,000	1,628,179
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	190,000	175,446

		17,644,321
Consumer cyclicals (2.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	150,000	145,767
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	80,000	46,062
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	1,232,000	1,015,257
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	1,160,000	910,840
Brunswick Corp./DE sr. unsec. notes 5.85%, 3/18/29	375,000	382,410
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	1,221,000	1,166,110
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	4,245,000	4,111,887
Dick's Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	1,960,000	1,426,905
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	100,000	95,163
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	299,000	284,650
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	969,000	957,199
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	664,000	674,990
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	335,000	334,156
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	495,000	497,253
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	1,530,000	1,601,879
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	60,000	62,898
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	158,000	159,029
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	959,000	965,317
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)	1,565,000	1,563,100
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	98,000	83,856
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	705,000	691,902
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	205,000	200,381
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	155,000	152,669
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,075,000	1,097,314
Paramount Global sr. unsec. unsub. FRB 4.375%, 3/15/43	1,280,000	952,878
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	435,000	413,455
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	1,545,000	1,470,854
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	200,000	180,324
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	90,000	74,834
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	635,000	626,725
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	187,424
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	824,000	812,435
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	691,000	686,605
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	1,355,000	1,278,843
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	987,000	969,960
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	1,628,000	1,437,975
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	2,440,000	2,363,566

		30,082,872
Consumer staples (1.5%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	1,890,000	1,913,183
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.80%, 4/15/34	375,000	376,659
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	305,000	300,096
Boeing Co. (The) 144A company guaranty sr. unsec. sub. bonds 5.95%, 4/20/35	315,000	319,514
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	62,000	70,068
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,315,000	1,279,871
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)	1,346,000	1,433,783
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 5.75%, 4/1/33 (Luxembourg)	106,000	106,721
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,583,000	1,459,157
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,034,000	1,019,758
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	77,000	71,309
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	2,456,000	2,411,912
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	2,013,000	2,031,372
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	2,460,000	2,420,749

		15,214,152
Energy (2.0%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	975,000	948,683
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	1,475,000	1,451,780
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	1,520,000	1,377,936
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	621,000	678,734
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	1,144,000	1,130,816
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	910,000	882,845
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	2,767,000	2,402,290
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	242,000	253,780
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	229,000	236,372
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	1,485,000	1,483,573
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. bonds 5.65%, 10/15/54	376,000	356,810
Eastern Energy Gas Holdings, LLC sr. unsec. unsub. notes 5.80%, 1/15/35	989,000	1,006,023
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	819,000	898,412
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	805,000	783,527
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	310,000	308,467
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	1,115,000	1,079,135
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	311,000	319,591
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	180,000	186,437
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	63,000	64,638
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	544,000	553,139
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	72,000	72,146
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	840,000	837,146
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	486,000	471,275
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	2,360,000	2,404,809
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	992,000	996,063

		21,184,427
Financials (9.4%)
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)	1,000,000	1,000,016
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	2,195,000	1,926,250
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 5.10%, 1/19/29 (Ireland)	1,435,000	1,437,499
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	385,000	380,591
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	805,000	826,205
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,045,000	968,878
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	3,265,000	3,387,806
Aircastle, Ltd./Aircastle Ireland DAC 144A sr. unsec. notes 5.25%, 3/15/30	695,000	691,136
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	486,000	545,448
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	1,000,000	1,007,302
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	605,000	626,189
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	2,465,000	2,439,566
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	695,000	690,379
Athene Global Funding 144A notes 5.526%, 7/11/31	810,000	812,441
Athene Global Funding 144A notes 5.322%, 11/13/31	935,000	923,975
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	306,000	307,144
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	505,000	511,169
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	170,414
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,920,000	1,926,418
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	400,000	461,245
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	1,200,000	1,274,640
Bank of America Corp. sr. unsec. bonds 5.511%, 1/24/36	1,549,000	1,558,179
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	90,000	90,247
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,880,000	1,665,011
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	1,020,000	1,056,968
Bank of America Corp. sr. unsec. notes 5.162%, 1/24/31	1,551,000	1,556,145
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	923,000	820,729
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	450,000	443,391
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	1,945,000	1,896,428
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	1,665,000	1,669,860
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	1,525,000	1,461,813
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,300,000	1,298,867
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	950,000	965,303
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	465,000	514,749
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	211,000	172,748
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	567,000	583,260
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	923,000	941,000
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	90,000	78,182
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,515,000	1,498,367
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	368,000	360,188
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	1,021,000	1,056,914
CNO Global Funding 144A notes 4.95%, 9/9/29	797,000	791,767
CNO Global Funding 144A notes 2.65%, 1/6/29	642,000	586,172
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	960,000	969,013
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	1,790,000	1,534,097
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	615,000	586,877
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	250,000	238,298
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	761,000	760,490
Deutsche Bank AG/NewYork, NY sr. unsec. unsub. notes 6.72%, 1/18/29 (Germany)	1,390,000	1,448,225
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	144,000	141,468
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	950,000	970,672
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	340,000	338,443
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	91,000	55,822
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	360,000	356,206
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	930,000	967,864
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	720,000	726,731
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	290,000	281,266
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	465,000	473,768
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	380,000	373,925
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	414,000	438,305
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	1,037,000	1,039,346
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	665,000	650,597
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	505,000	514,604
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	103,000	81,989
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	146,000	143,523
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	342,000	352,449
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	745,000	745,343
JPMorgan Chase & Co. sr. unsec. bonds 4.946%, 10/22/35	2,790,000	2,692,903
JPMorgan Chase & Co. sr. unsec. notes 5.14%, 1/24/31	1,655,000	1,661,972
JPMorgan Chase & Co. sr. unsec. notes 4.603%, 10/22/30	2,790,000	2,741,528
JPMorgan Chase & Co. sr. unsec. unsub. bonds 5.502%, 1/24/36	650,000	654,107
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	445,000	440,460
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,471,000	1,499,460
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,695,000	2,425,099
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	1,022,000	975,252
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	300,000	316,502
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	38,000	39,415
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	2,345,000	2,418,305
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	49,000	48,241
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	360,000	326,871
Morgan Stanley sr. unsec. notes 5.23%, 1/15/31	820,000	824,008
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,085,000	2,097,538
Morgan Stanley sr. unsec. notes 2.475%, 1/21/28	3,000,000	2,866,608
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	459,000	462,427
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	1,270,000	1,261,976
Mutual of Omaha Cos. Global Funding 144A notes 5.80%, 7/27/26	250,000	253,209
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	66,000	66,800
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	230,000	232,513
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,530,000	2,390,421
Protective Life Global Funding 144A 5.467%, 12/8/28	595,000	606,646
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	1,005,000	1,017,713
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	400,000	436,657
State Street Corp. sr. unsec. unsub. notes 4.33%, 10/22/27	1,735,000	1,727,088
Toronto-Dominion Bank (The) jr. sub. unsec. FRB 8.125%, 10/31/82 (Canada)	465,000	487,024
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	420,000	410,216
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	576,000	581,933
UBS Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	615,000	654,431
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)	815,000	824,621
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	241,425
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	324,000	263,966
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31(R)	815,000	796,818
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	140,000	139,069
VICI Properties LP/VICI Note Co., Inc. 144A company guarenty sr. unsec. notes 4.50%, 1/15/28(R)	1,485,000	1,456,736
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	640,000	605,759
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	1,607,000	1,562,484
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	1,380,000	1,406,230
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	330,000	358,649
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	108,000	95,788
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	131,000	94,022

		98,033,210
Health care (2.3%)
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	679,000	681,371
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	450,000	434,471
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	659,000	637,308
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	206,000	208,703
Amgen, Inc. sr. unsec. unsub. notes 4.20%, 3/1/33	900,000	836,481
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	404,000	351,956
Bristol-Myers Squibb Co. sr. unsec. bonds 4.125%, 6/15/39	2,180,000	1,891,091
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	2,300,000	1,904,684
CVS Health Corp. sr. unsec. notes 5.40%, 6/1/29	3,000,000	3,021,403
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,726,000	1,517,014
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	250,000	227,086
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	481,000	434,643
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27	155,000	158,642
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	240,000	238,805
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	150,000	148,826
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	692,000	668,332
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	527,000	522,549
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	77,000	68,609
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	285,000	291,545
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	204,574
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	300,000	305,364
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	431,000	429,876
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	1,474,000	1,381,135
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	1,230,000	1,196,051
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	234,000	232,904
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	295,000	314,213
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	974,000	951,855
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	967,000	966,750
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	140,000	124,328
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 5.875%, 2/15/53	574,000	576,222
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.625%, 7/15/35	270,000	255,805
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	560,000	546,289
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	2,646,000	2,291,414

		24,020,299
Technology (2.2%)
AppLovin Corp. sr. unsec. sub. bonds 5.95%, 12/1/54	92,000	90,389
AppLovin Corp. sr. unsec. sub. notes 5.50%, 12/1/34	491,000	489,126
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29	710,000	709,512
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	146,000	146,816
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	243,000	245,387
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	288,000	275,589
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	2,275,000	2,284,739
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	2,606,000	2,464,352
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	456,000	441,899
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	639,000	636,941
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	695,000	685,693
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	2,621,000	2,405,232
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	44,000	41,230
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	506,000	488,592
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	253,000	246,917
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	1,506,000	1,488,825
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	435,000	429,134
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	368,000	379,946
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	400,000	409,764
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	607,000	610,015
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	939,000	912,776
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	952,000	924,305
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	880,000	881,876
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	504,000	492,195
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,156,000	1,059,841
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	517,000	400,064
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	2,090,000	1,841,775
Oracle Corp. sr. unsec. unsub. bonds 4.30%, 7/8/34	923,000	847,093
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	41,000	31,194
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	71,000	62,708

		22,423,925
Transportation (0.5%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	2,500,000	2,454,338
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	150,000	148,353
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	700,000	699,081
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	575,000	577,224
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	895,000	905,284

		4,784,280
Utilities and power (4.1%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	211,000	176,732
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	305,000	323,070
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	565,000	565,217
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	305,000	298,713
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	1,694,000	1,441,774
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	342,000	341,518
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	558,000	585,810
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	229,000	238,218
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	450,000	432,141
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,005,000	1,025,103
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	510,000	512,133
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	113,000	109,551
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	157,000	156,544
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	400,000	399,522
Duke Energy Ohio, Inc. sr. bonds 5.25%, 4/1/33	900,000	900,978
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	89,000	85,425
Electricite De France SA 144A sr. unsec. notes 5.95%, 4/22/34 (France)	2,325,000	2,372,336
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	630,000	581,105
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	600,000	668,684
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,471,000	1,451,764
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	1,190,000	1,196,671
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	290,000	292,230
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	874,000	886,929
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	319,000	310,765
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	1,427,000	1,428,487
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,090,000	1,098,314
FirstEnergy Transmission, LLC sr. unsec. notes 4.55%, 1/15/30	215,000	210,429
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	653,000	650,332
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	252,000	246,687
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	1,683,000	1,912,459
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	205,000	204,677
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.90%, 3/15/55	445,000	443,566
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	445,000	445,434
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.30%, 3/15/32	1,390,000	1,388,571
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	1,194,000	1,165,983
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	755,000	762,078
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	3,400,000	3,164,952
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	695,000	678,216
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	383,000	339,797
Oncor Electric Delivery Co., LLC sr. notes 3.70%, 11/15/28	300,000	289,028
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	1,915,000	1,982,599
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,227,000	1,231,021
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	162,000	133,494
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	450,000	456,577
PacifiCorp sr. bonds 2.70%, 9/15/30	188,000	165,414
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	170,000	161,692
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	301,000	299,769
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	594,000	605,128
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	70,000	71,470
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	810,000	779,559
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	1,460,000	1,421,946
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	517,000	522,534
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	1,015,000	973,231
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	650,000	633,360
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	571,000	613,329
Vistra Operations Co., LLC 144A sr. bonds 5.70%, 12/30/34	1,895,000	1,872,334
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	813,000	776,544

		42,481,944

Total corporate bonds and notes (cost $299,633,286)		$299,932,144

MORTGAGE-BACKED SECURITIES (13.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.4%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates REMICs FRB Ser. 5471, Class FD, (US 30 Day Average SOFR + 0.85%), 5.201%, 11/25/54	$1,420,389	$1,408,568
Federal Home Loan Mortgage Corporation REMICs FRB Ser. 5391, Class FC, (US 30 Day Average SOFR + 1.10%), 5.451%, 3/25/54	1,178,548	1,186,780
Federal Home Loan Mortgage Corporation STRIPs FRB Ser. 413, Class F23, (US 30 Day Average SOFR + 1.05%), 5.401%, 5/25/54	4,063,681	4,065,197
Federal National Mortgage Association
REMICs FRB Ser. 24-98, Class FA, (US 30 Day Average SOFR + 1.15%), 5.501%, 12/25/53	3,580,794	3,592,856
REMICs FRB Ser. 24-93, Class FD, IO, 5.401%, 12/25/54	4,602,203	4,595,297

		14,848,698
Commercial mortgage-backed securities (5.0%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class AS, 6.016%, 6/15/36	1,323,000	1,326,442
AREIT CRE Trust 144A
FRB Ser. 22-CRE6, Class A, 5.623%, 1/20/37 (Cayman Islands)	318,461	319,119
FRB Ser. 21-CRE5, Class A, 5.496%, 11/17/38 (Cayman Islands)	133,079	133,373
Banc of America Commercial Mortgage Trust FRB Ser. 15-UBS7, Class B, 4.334%, 9/15/48(WAC)	2,772,000	2,620,598
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.753%, 11/15/54(WAC)	35,697,400	625,165
FRB Ser. 18-BN10, Class XA, IO, 0.685%, 2/15/61(WAC)	37,841,860	661,143
Bank5
FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57(WAC)	17,552,453	835,607
FRB Ser. 24-5YR12, Class XA, IO, 0.498%, 12/15/57(WAC)	113,350,265	2,512,528
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	1,465,000	1,288,096
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	320,158	319,772
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	28,261,570	1,797,484
FRB Ser. 24-5C31, Class XA, IO, 1.061%, 12/15/57(WAC)	15,167,781	684,680
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.763%, 12/16/36 (Cayman Islands)	251,763	252,105
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.483%, 11/16/38 (Cayman Islands)	171,337	171,705
BMO Mortgage Trust FRB Ser. 24-5C8, Class XA, IO, 1.021%, 12/15/57(WAC)	18,571,692	804,470
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.678%, 1/15/53(WAC)	8,856,073	223,609
CFCRE Commercial Mortgage Trust
Ser. 16-C3, Class A3, 3.865%, 1/10/48	289,000	286,205
FRB Ser. 16-C4, Class XA, IO, 1.564%, 5/10/58(WAC)	5,821,586	65,733
Citigroup Commercial Mortgage Trust Ser. 16-P6, Class A5, 3.72%, 12/10/49(WAC)	423,000	408,387
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.807%, 5/10/47(WAC)	989,000	909,509
FRB Ser. 15-LC19, Class C, 4.146%, 2/10/48(WAC)	571,000	551,023
Ser. 14-UBS4, Class AM, 3.968%, 8/10/47	1,107,000	1,061,198
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	2,576,000	2,554,490
FRB Ser. 15-CR22, Class AM, 3.603%, 3/10/48(WAC)	594,444	579,649
FRB Ser. 14-UBS4, Class XA, IO, 0.842%, 8/10/47(WAC)	1,360,244	4,842
FRB Ser. 15-CR23, Class XA, IO, 0.775%, 5/10/48(WAC)	5,954,802	2,167
FRB Ser. 15-CR22, Class XA, IO, 0.708%, 3/10/48(WAC)	5,253,183	53
FRB Ser. 15-LC21, Class XA, IO, 0.596%, 7/10/48(WAC)	25,013,438	3,129
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57(WAC)	1,078,000	1,037,612
Ser. 19-C17, Class C, 3.934%, 9/15/52(WAC)	213,000	141,387
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	1,930,000	1,891,516
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,170,000	1,156,823
Ser. 15-C2, Class A4, 3.504%, 6/15/57	210,226	209,430
Ser. 16-C6, Class AS, 3.346%, 1/15/49	458,000	438,676
Ser. 15-C1, Class XA, IO, 0.374%, 4/15/50(WAC)	2,366,332	24
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	651,000	622,753
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.385%, 8/10/44(WAC)	1,101,375	1,058,490
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates FRB Ser. K743, Class X1, IO, 0.914%, 5/25/28(WAC)	10,152,091	263,154
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.956%, 10/25/48(WAC)	1,010,000	1,000,405
Government National Mortgage Association
FRB Ser. 21-17, IO, 1.051%, 1/16/61(WAC)	5,862,028	453,719
FRB Ser. 20-190, IO, 1.05%, 11/16/62(WAC)	5,537,091	417,215
GS Mortgage Securities Trust
Ser. 14-GC24, Class AS, 4.162%, 9/10/47(WAC)	408,000	394,797
Ser. 16-GS2, Class B, 3.759%, 5/10/49(WAC)	544,000	529,677
FRB Ser. 19-GC38, Class XA, 1.007%, 2/10/52(WAC)	34,400,319	1,193,020
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C24, Class XA, IO, 0.788%, 11/15/47(WAC)	4,856,814	49
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.756%, 6/15/51(WAC)	358,000	310,509
JPMorgan Chase Commercial Mortgage Securities Trust Ser. 13-LC11, Class AS, 3.216%, 4/15/46	248,939	227,231
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 7.615%, 2/12/51(WAC)	15,367	18,859
FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47(WAC)	327,000	308,522
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	1,537,000	1,481,831
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.516%, 7/16/36 (Cayman Islands)	475,488	476,102
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 15-C25, Class AS, PO, 4.069%, 10/15/48	1,037,000	1,017,853
FRB Ser. 15-C22, Class C, 4.193%, 4/15/48(WAC)	910,000	786,588
Ser. 15-C27, Class AS, 4.068%, 12/15/47	855,000	836,489
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	983,000	944,445
Ser. 15-C26, Class AS, 3.885%, 10/15/48(WAC)	399,000	386,952
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	506,000	480,779
FRB Ser. 15-C26, Class XA, IO, 0.952%, 10/15/48(WAC)	10,002,194	10,358
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.68%, 8/15/45(WAC)	319,000	311,535
FRB Ser. 13-C10, Class F, 3.981%, 7/15/46(WAC)	1,661,000	113,289
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.78%, 10/15/51(WAC)	1,050,056	981,785
FRB Ser. 16-UB12, Class XA, IO, 0.631%, 12/15/49(WAC)	19,685,207	165,917
PFP, Ltd. 144A FRB Ser. 23-10, Class A, 6.666%, 9/16/38	1,000,552	1,004,003
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL10, Class AS, 7.381%, 10/25/39	502,000	505,534
FRB Ser. 23-FL12, Class A, 6.646%, 5/25/38	166,000	166,502
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	681,000	658,221
Ser. 19-C16, Class B, 4.32%, 4/15/52(WAC)	727,000	660,328
Ser. 18-C10, Class A4, 4.313%, 5/15/51	366,000	355,144
Ser. 17-C1, Class AS, 3.724%, 6/15/50	472,000	452,903
FRB Ser. 17-C7, Class XA, IO, 0.972%, 12/15/50(WAC)	12,283,086	292,280
FRB Ser. 18-C8, Class XA, IO, 0.808%, 2/15/51(WAC)	25,613,129	538,327
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	60,605	156
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-C33, Class B, 4.506%, 3/15/59(WAC)	1,187,000	1,168,998
Ser. 15-C31, Class AS, 4.049%, 11/15/48	640,000	632,488
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,077,000	1,007,804
Ser. 19-C50, Class AS, 4.021%, 5/15/52	427,000	402,450
Ser. 17-RC1, Class AS, 3.844%, 1/15/60	762,000	737,355
Ser. 19-C52, Class A5, 2.892%, 8/15/52	261,000	237,228
FRB Ser. 25-5C3, Class XA, IO, 0.819%, 1/15/58(WAC)	15,458,000	556,451
FRB Ser. 18-C43, Class XA, IO, 0.571%, 3/15/51(WAC)	27,290,985	417,195
FRB Ser. 24-5C2, Class XA, 0.544%, 11/15/57(WAC)	40,485,391	948,812
WF-RBS Commercial Mortgage Trust Ser. 14-C23, Class A5, 3.917%, 10/15/57	1,588	1,580
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 4.995%, 6/15/44(WAC)	278,960	263,338

		51,677,169
Residential mortgage-backed securities (non-agency) (6.7%)
A&D Mortgage Trust 144A
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	4,104,210	4,178,769
Ser. 23-NQM3, Class A1, 6.733%, 7/25/68	1,591,784	1,604,133
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,199,345	1,204,907
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69(STP)	869,854	863,934
Arroyo Mortgage Trust 144A Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	123,339	119,527
BRAVO Residential Funding Trust 144A
Ser. 23-NQM6, Class A1, 6.602%, 9/25/63	685,707	692,324
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	693,524	699,203
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	2,059,321	2,077,365
Ser. 24-NQM3, Class A1, stepped-coupon 6.191% (7.191%, 3/1/28), 3/25/64(STP)	2,111,223	2,126,442
Ser. 24-NQM5, Class A1, stepped-coupon 5.803% (6.803%, 7/1/28), 6/25/64(STP)	882,978	885,650
Chase Home Lending Mortgage Trust 144A FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.601%, 10/25/55	4,966,750	4,965,409
CIM Trust 144A Ser. 23-R4, Class A1, 5.00%, 5/25/62(WAC)	428,304	425,130
Countrywide Alternative Loan Trust FRB Ser. 06-OA7, Class 1A1, 3.28%, 6/25/46(WAC)	334,797	317,902
Cross Mortgage Trust 144A
Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	441,711	445,751
Ser. 24-H1, Class A1, stepped-coupon 6.085% (7.085%, 1/1/28), 12/25/68(STP)	4,357,040	4,372,096
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2B, (US 30 Day Average SOFR + 2.61%), 6.965%, 3/25/30	359,594	367,466
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.051%, 9/25/42	42,000	44,604
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.301%, 6/25/42	293,103	301,727
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.251%, 4/25/42	16,000	16,598
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.001%, 7/25/42	554,387	568,127
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.651%, 8/25/42	971,110	992,232
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.551%, 5/25/42	53,169	54,037
Structured Agency Credit Risk Debt FRN Ser. 19-HQA2, Class M2, (US 30 Day Average SOFR + 2.05%), 6.515%, 4/25/49	4,124	4,173
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.501%, 9/25/42	564,928	570,284
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.451%, 3/25/42	7,324	7,391
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.451%, 10/25/33	99,127	102,021
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.449%, 3/25/43	406,383	412,424
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 6/25/43	149,681	150,920
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 4/25/42	59,086	59,784
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.201%, 11/25/43	192,502	195,154
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.201%, 11/25/43	38,964	39,197
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.201%, 1/25/42	834,000	845,793
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.151%, 11/25/41	4,286,351	4,336,972
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class M2, (US 30 Day Average SOFR + 1.70%), 6.051%, 5/25/44	38,000	38,421
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.001%, 1/25/34	159,005	160,186
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.851%, 10/25/41	744,000	748,275
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 5.701%, 2/25/44	219,768	221,878
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.651%, 2/25/42	79,248	79,437
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 5.601%, 5/25/44	197,228	198,882
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (US 30 Day Average SOFR + 1.11%), 5.465%, 2/25/47	10,266	10,267
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.351%, 1/25/42	350,046	350,166
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.335%, 1/25/45	680,000	680,778
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.301%, 12/25/41	306,057	306,202
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M1, (US 30 Day Average SOFR + 0.85%), 5.201%, 11/25/41	104,689	104,580
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.151%, 10/25/41	9,535	9,533
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.415%, 8/25/28	8,737	9,109
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.215%, 8/25/28	2,930	3,048
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.465%, 9/25/28	23,001	23,519
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.365%, 10/25/28	31,716	32,870
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.165%, 4/25/28	487,431	501,632
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (US 30 Day Average SOFR + 5.66%), 10.015%, 4/25/28	1,321	1,321
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 8.815%, 5/25/29	47,172	49,020
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.115%, 9/25/29	135,000	140,082
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.265%, 2/25/30	56,020	57,987
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.115%, 2/25/30	30,371	30,467
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (US 30 Day Average SOFR + 2.61%), 6.965%, 5/25/30	14,694	15,017
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 6.815%, 1/25/31	420,035	428,284
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 6.665%, 8/25/30	19,483	19,878
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.851%, 3/25/42	390,000	408,855
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.451%, 3/25/42	390,000	405,565
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.299%, 6/25/42	1,406,019	1,452,290
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.101%, 5/25/42	1,342,685	1,377,526
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.901%, 7/25/42	1,133,640	1,163,257
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.849%, 9/25/42	65,146	66,387
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.749%, 12/25/42	152,833	156,937
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.651%, 1/25/43	320,252	328,471
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.451%, 3/25/42	367,883	372,824
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.351%, 3/25/42	365,308	370,573
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.299%, 9/25/43	69,268	69,720
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.251%, 4/25/42	705,962	711,426
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.251%, 12/25/41	411,000	417,407
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.051%, 7/25/43	345,600	347,458
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.001%, 12/25/41	590,000	595,122
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M2, (US 30 Day Average SOFR + 1.55%), 5.901%, 10/25/41	61,769	62,056
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.551%, 1/25/42	136,877	137,147
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.501%, 9/25/44	179,537	180,235
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.499%, 3/25/44	77,129	77,209
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 1/25/45	453,000	454,840
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 5/25/44	231,988	232,349
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 2/25/44	15,232	15,248
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.401%, 9/25/44	44,579	44,712
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.351%, 7/25/44	69,068	69,092
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1A1, (US 30 Day Average SOFR + 0.95%), 5.301%, 1/25/45	408,000	409,626
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	309,359	299,607
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69(STP)	2,777,850	2,787,696
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A3, 3.196%, 5/25/65(WAC)	633,430	624,670
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE1, Class A1, (US 30 Day Average SOFR + 1.75%), 6.123%, 11/25/53	200,968	202,394
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	404,630	406,894
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.601%, 3/25/55	2,487,837	2,494,372
FRB Ser. 25-1, Class A11, (US 30 Day Average SOFR + 1.25%), 5.579%, 6/25/55	1,200,000	1,202,966
FRB Ser. 24-HE3, Class A1, (US 30 Day Average SOFR + 1.20%), 5.573%, 2/25/55	870,864	873,172
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	1,053,428	1,067,605
Mill City Mortgage Loan Trust 144A
Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	548,999	551,148
Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	346,403	346,627
Morgan Stanley Residential Mortgage Loan Trust 144A FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 5.701%, 7/25/54	895,101	897,775
OBX Trust 144A Ser. 23-NQM7, Class A1, 6.844%, 4/25/63	444,869	451,522
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	1,535,709	1,546,947
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.985%, 7/25/54	683,580	684,264
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69(STP)	401,526	407,412
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 4.855%, 5/25/46	568,585	502,267
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	381,000	363,371
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 3.487%, 8/25/26(WAC)	164,503	164,503
Towd Point HE Trust 144A Ser. 21-HE1, Class A1, 0.918%, 2/25/63(WAC)	1,753,570	1,714,880
Verus Securitization Trust 144A
Ser. 23-6, Class A1, stepped-coupon 6.665% (7.665%, 9/1/27), 9/25/68(STP)	800,663	808,804
Ser. 23-INV2, Class A1, 6.443%, 8/25/68	2,272,325	2,292,466
Ser. 24-5, Class A1, stepped-coupon 6.192% (7.192%, 6/1/28), 6/25/69(STP)	631,419	636,370
Ser. 24-2, Class A1, stepped-coupon 6.095% (7.095%, 2/1/28), 2/25/69(STP)	306,174	308,072

		69,830,421

Total mortgage-backed securities (cost $136,811,295)		$136,356,288

COLLATERALIZED LOAN OBLIGATIONS (3.5%)(a)
	Principal amount	Value
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.733%, 7/21/37 (Cayman Islands)	$450,000	$451,558
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 7/20/34	750,000	752,853
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 5.693%, 10/19/37 (Cayman Islands)	700,000	705,354
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.923%, 4/20/37 (Jersey)	750,000	756,655
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 5.802%, 11/22/34 (Cayman Islands)	250,000	250,465
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.65%, 7/23/37 (Cayman Islands)	500,000	501,738
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	500,000	500,783
Danby Park CLO, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.653%, 10/21/37 (Jersey)	2,510,000	2,513,575
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 5.773%, 7/20/37 (Cayman Islands)	500,000	503,719
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/15/34 (Cayman Islands)	500,000	500,675
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/20/37 (Cayman Islands)	1,000,000	1,008,124
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 7/18/37 (Cayman Islands)	850,000	855,604
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 10/21/37 (Cayman Islands)	750,000	756,605
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 5.793%, 4/20/37	800,000	806,975
HalseyPoint CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1R, (CME Term SOFR 3 Month + 1.48%), 5.767%, 7/30/37 (Cayman Islands)	3,152,000	3,170,753
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 5.785%, 7/20/34 (Cayman Islands)	450,000	450,726
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 5.731%, 7/28/34	1,000,000	1,001,719
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 5.802%, 7/25/34 (Cayman Islands)	400,000	400,665
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.412%, 7/25/34 (Cayman Islands)	500,000	500,404
KKR CLO 54, Ltd. 144A FRB Ser. 24-54A, Class A, (CME Term SOFR 3 Month + 1.32%), 5.641%, 1/15/38 (Cayman Islands)	2,275,000	2,288,022
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.668%, 7/16/37	1,180,000	1,185,734
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.752%, 7/15/37 (Cayman Islands)	3,200,000	3,222,775
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.854%, 1/15/35 (Cayman Islands)	250,000	250,639
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.652%, 1/15/38 (Cayman Islands)	938,000	946,630
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 5.803%, 7/20/37 (Cayman Islands)	500,000	504,716
OHA Loan Funding, Ltd. 144A FRB Ser. 24-1A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 5.753%, 7/20/37 (Cayman Islands)	2,043,000	2,060,243
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.214%, 1/15/35 (Cayman Islands)	850,000	853,152
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 4/20/34 (Cayman Islands)	650,000	652,473
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.355%, 7/20/34 (Cayman Islands)	500,000	502,064
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.85%, 4/25/37 (Cayman Islands)	600,000	604,526
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 5.712%, 10/25/34 (Cayman Islands)	500,000	500,800
Symphony CLO XXIII, Ltd. 144A FRB Ser. 25-23A, Class AR2, (CME Term SOFR 3 Month + 0.90%), 5.191%, 1/15/34 (Cayman Islands)	2,300,000	2,301,725
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 5.742%, 7/25/34 (Cayman Islands)	300,000	300,480
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 5.744%, 7/15/32 (Cayman Islands)	436,306	437,608
Venture XXVII CLO, Ltd. 144A FRB Ser. 21-27A, Class BR, (CME Term SOFR 3 Month + 1.86%), 6.155%, 7/20/30 (Cayman Islands)	350,000	351,430
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 5.943%, 4/20/37 (Jersey)	800,000	806,526
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.102%, 1/15/37 (Jersey)	1,000,000	1,006,221
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 5.762%, 7/15/37 (Cayman Islands)	750,000	752,695
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 5.975%, 10/20/34	500,000	501,038

Total collateralized loan obligations (cost $36,281,374)		$36,418,447

ASSET-BACKED SECURITIES (3.3%)(a)
	Principal amount	Value
American Express Credit Account Master Trust
Ser. 22-4, Class A, 4.95%, 10/15/27	$2,500,000	$2,508,192
Ser. 22-3, Class A, 3.75%, 8/15/27	2,496,000	2,486,184
BMW Vehicle Owner Trust Ser. 23-A, Class A3, 5.47%, 2/25/28	500,000	504,167
Capital One Multi-Asset Execution Trust
Ser. 22-A3, Class A, 4.95%, 10/15/27	2,634,000	2,642,843
Ser. 23-A1, Class A, 4.42%, 5/15/28	500,000	500,142
Ser. 22-A2, Class A, 3.49%, 5/15/27	523,000	521,468
Capital One Prime Auto Receivables Trust Ser. 24-1, Class A2A, 4.61%, 10/15/27	1,500,000	1,501,797
Chase Auto Owner Trust 144A Ser. 22-AA, Class A4, 3.99%, 3/27/28	180,000	178,734
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	1,998,000	2,010,194
Discover Card Execution Note Trust
Ser. 22-A4, Class A, 5.03%, 10/15/27	2,149,000	2,157,621
Ser. 22-A3, Class A3, 3.56%, 7/15/27	483,000	480,898
GM Financial Consumer Automobile Receivables Trust Ser. 23-3, Class A3, 5.45%, 6/16/28	2,000,000	2,020,550
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	4,244,000	4,237,450
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A3, 5.69%, 8/15/28	900,000	911,831
Ser. 22-A, Class A3, 3.06%, 2/15/27	94,534	94,133
Honda Auto Receivables Owner Trust Ser. 23-3, Class A3, 5.41%, 2/18/28	1,727,000	1,743,005
Hyundai Auto Receivables Trust Ser. 23-B, Class A3, 5.48%, 4/17/28	1,000,000	1,009,970
Lendbuzz Securitization Trust 144A Ser. 24-3A, Class A2, 4.97%, 10/15/29	1,905,000	1,905,232
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	1,770,000	1,771,425
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	2,300,000	2,312,807
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.205%, 8/4/25	1,685,000	1,686,303
Toyota Auto Receivables Owner Trust Ser. 23-C, Class A3, 5.16%, 4/17/28	546,000	550,053
World Omni Auto Receivables Trust Ser. 24-A, Class A3, 4.86%, 3/15/29	505,000	507,704

Total asset-backed securities (cost $34,044,876)		$34,242,703

INVESTMENT COMPANIES (1.6%)(a)
	Shares	Value
Franklin Ultra Short Bond ETF(AFF)	663,780	$16,577,640

Total investment companies (cost $16,510,902)		$16,577,640

SHORT-TERM INVESTMENTS (11.1%)(a)
		Principal amount/shares	Value
Air Lease Corp. commercial paper 4.668%, 2/13/25		$2,525,000	$2,520,694
Alimentation Couche-Tard, Inc. commercial paper 4.577%, 2/28/25 (Canada)		4,200,000	4,185,004
Autonation, Inc. commercial paper 4.702%, 2/3/25		10,335,000	10,330,739
Conagra Brands, Inc. commercial paper 4.652%, 2/3/25		6,840,000	6,837,366
FMC Corp. commercial paper 4.952%, 2/3/25		7,070,000	7,067,025
Nutrien, Ltd. commercial paper 4.601%, 3/4/25 (Canada)		2,470,000	2,459,976
Nutrien, Ltd. commercial paper 4.583%, 3/11/25 (Canada)		3,545,000	3,527,457
Penske Truck Leasing Co. commercial paper 4.566%, 2/19/25		2,500,000	2,493,903
Putnam Short Term Investment Fund Class P 4.54%(AFF)	Shares	65,691,287	65,691,287
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(P)	Shares	1,568,554	1,568,554
Targa Resources Corp. commercial paper 4.722%, 2/26/25		$2,850,000	2,840,023
Targa Resources Corp. commercial paper 4.552%, 2/3/25		6,180,000	6,177,518

Total short-term investments (cost $115,706,789)			$115,699,546
TOTAL INVESTMENTS

Total investments (cost $1,271,125,332)			$1,264,579,572

Key to holding's abbreviations
BKNT	Bank Note
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Core Bond Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $1,037,768,083.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 10/31/24	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 1/31/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$63,715,306	$291,603,122	$289,627,141	$778,875	$—	$—	$—	65,691,287	$65,691,287

	Total Short-term investments	63,715,306	291,603,122	289,627,141	778,875	—	—	—	65,691,287	65,691,287
Investment companies
	Franklin Ultra Short Bond ETF ^	—	16,510,902	—	1,792	—	—	66,738	663,780	16,577,640

	Total Investment companies	—	16,510,902	—	1,792	—	—	66,738	663,780	16,577,640

	Totals	$63,715,306	$308,114,024	$289,627,141	$780,667	$—	$—	$66,738	66,355,067	$82,268,927
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
^ Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$34,242,703	$—
Collateralized loan obligations	—	36,418,447	—
Corporate bonds and notes	—	299,932,144	—
Investment companies	16,577,640	—	—
Mortgage-backed securities	—	136,356,288	—
U.S. government and agency mortgage obligations	—	319,385,124	—
U.S. treasury obligations	—	305,967,680	—
Short-term investments	1,568,554	114,130,992	—

Totals by level	$18,146,194	$1,246,433,378	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com